Loans (Detail and Delinquency Status of Originated Loans Held-For-Investment, Net of Deferred Fees and Costs, By Performing and Non-Performing Loans) (Detail) (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	$ 18,151	$ 19,492
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,208
Financing receivable, recorded investment past due, total	34,369	43,781
Financing receivable, recorded investment total non-performing loans and accruing	34,793	43,866
Financing receivable, recorded investment, total loans receivable	990,837	985,945	827,591
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	311,386
Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	34,764
Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	276,622
Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	32,491
Commercial | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	204,788
Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	562
Commercial | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	25,090
Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,711
Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	46,744
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	69,858
One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	37,689
One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	32,169
One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	35,291
One-to-Four Family Residential | Pass | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	28,723
One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,546
One-to-Four Family Residential | Special Mention | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	389
One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	852
One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3,057
Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	25,514
Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	15,938
Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	4,228
Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	5,348
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	539,452
Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	23,747
Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	515,705
Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	23,107
Multi Family | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	495,344
Multi Family | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	123
Multi Family | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	13,456
Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	517
Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	6,905
Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	29,168
Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	26,790
Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	676
Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,702
Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	454
Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	444
Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3
Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	7
Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,616
Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,616
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	13,389
Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	9,465
Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	569
Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3,355
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	944,004
Financing receivable, recorded investment 30 to 89 days past due	12,120
Financing receivable, recorded investment past due, total	956,124
Performing Financing Receivable [Member] | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	279,506
Financing receivable, recorded investment 30 to 89 days past due	6,498
Financing receivable, recorded investment past due, total	286,004
Performing Financing Receivable [Member] | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	33,049
Financing receivable, recorded investment past due, total	33,049
Performing Financing Receivable [Member] | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	246,457
Financing receivable, recorded investment 30 to 89 days past due	6,498
Financing receivable, recorded investment past due, total	252,955
Performing Financing Receivable [Member] | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	32,491
Financing receivable, recorded investment past due, total	32,491
Performing Financing Receivable [Member] | Commercial | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	202,767
Financing receivable, recorded investment 30 to 89 days past due	2,021
Financing receivable, recorded investment past due, total	204,788
Performing Financing Receivable [Member] | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	558
Financing receivable, recorded investment past due, total	558
Performing Financing Receivable [Member] | Commercial | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	25,090
Financing receivable, recorded investment past due, total	25,090
Performing Financing Receivable [Member] | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	18,600
Financing receivable, recorded investment 30 to 89 days past due	4,477
Financing receivable, recorded investment past due, total	23,077
Performing Financing Receivable [Member] | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	64,803
Financing receivable, recorded investment 30 to 89 days past due	3,105
Financing receivable, recorded investment past due, total	67,908
Performing Financing Receivable [Member] | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	35,650
Financing receivable, recorded investment 30 to 89 days past due	1,398
Financing receivable, recorded investment past due, total	37,048
Performing Financing Receivable [Member] | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	29,153
Financing receivable, recorded investment 30 to 89 days past due	1,707
Financing receivable, recorded investment past due, total	30,860
Performing Financing Receivable [Member] | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	34,807
Financing receivable, recorded investment 30 to 89 days past due	484
Financing receivable, recorded investment past due, total	35,291
Performing Financing Receivable [Member] | One-to-Four Family Residential | Pass | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	27,016
Financing receivable, recorded investment 30 to 89 days past due	1,707
Financing receivable, recorded investment past due, total	28,723
Performing Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	718
Financing receivable, recorded investment 30 to 89 days past due	444
Financing receivable, recorded investment past due, total	1,162
Performing Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	389
Financing receivable, recorded investment past due, total	389
Performing Financing Receivable [Member] | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	125
Financing receivable, recorded investment 30 to 89 days past due	470
Financing receivable, recorded investment past due, total	595
Performing Financing Receivable [Member] | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,748
Financing receivable, recorded investment past due, total	1,748
Performing Financing Receivable [Member] | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	23,653
Financing receivable, recorded investment past due, total	23,653
Performing Financing Receivable [Member] | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	15,938
Financing receivable, recorded investment past due, total	15,938
Performing Financing Receivable [Member] | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	4,228
Financing receivable, recorded investment past due, total	4,228
Performing Financing Receivable [Member] | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	3,487
Financing receivable, recorded investment past due, total	3,487
Performing Financing Receivable [Member] | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	534,765
Financing receivable, recorded investment 30 to 89 days past due	2,200
Financing receivable, recorded investment past due, total	536,965
Performing Financing Receivable [Member] | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	23,087
Financing receivable, recorded investment 30 to 89 days past due	143
Financing receivable, recorded investment past due, total	23,230
Performing Financing Receivable [Member] | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	511,678
Financing receivable, recorded investment 30 to 89 days past due	2,057
Financing receivable, recorded investment past due, total	513,735
Performing Financing Receivable [Member] | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	22,964
Financing receivable, recorded investment 30 to 89 days past due	143
Financing receivable, recorded investment past due, total	23,107
Performing Financing Receivable [Member] | Multi Family | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	495,344
Financing receivable, recorded investment past due, total	495,344
Performing Financing Receivable [Member] | Multi Family | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	123
Financing receivable, recorded investment past due, total	123
Performing Financing Receivable [Member] | Multi Family | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	11,739
Financing receivable, recorded investment 30 to 89 days past due	1,717
Financing receivable, recorded investment past due, total	13,456
Performing Financing Receivable [Member] | Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	4,595
Financing receivable, recorded investment 30 to 89 days past due	340
Financing receivable, recorded investment past due, total	4,935
Performing Financing Receivable [Member] | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	27,373
Financing receivable, recorded investment 30 to 89 days past due	93
Financing receivable, recorded investment past due, total	27,466
Performing Financing Receivable [Member] | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	26,790
Financing receivable, recorded investment past due, total	26,790
Performing Financing Receivable [Member] | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	583
Financing receivable, recorded investment 30 to 89 days past due	93
Financing receivable, recorded investment past due, total	676
Performing Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	358
Financing receivable, recorded investment 30 to 89 days past due	89
Financing receivable, recorded investment past due, total	447
Performing Financing Receivable [Member] | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	358
Financing receivable, recorded investment 30 to 89 days past due	86
Financing receivable, recorded investment past due, total	444
Performing Financing Receivable [Member] | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	3
Financing receivable, recorded investment past due, total	3
Performing Financing Receivable [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,520
Financing receivable, recorded investment 30 to 89 days past due	37
Financing receivable, recorded investment past due, total	1,557
Performing Financing Receivable [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,520
Financing receivable, recorded investment 30 to 89 days past due	37
Financing receivable, recorded investment past due, total	1,557
Performing Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	12,026
Financing receivable, recorded investment 30 to 89 days past due	98
Financing receivable, recorded investment past due, total	12,124
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	9,465
Financing receivable, recorded investment past due, total	9,465
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	471
Financing receivable, recorded investment 30 to 89 days past due	98
Financing receivable, recorded investment past due, total	569
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	2,090
Financing receivable, recorded investment past due, total	2,090
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	34,713
Nonperforming Financing Receivable [Member] | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	25,382
Nonperforming Financing Receivable [Member] | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,715
Nonperforming Financing Receivable [Member] | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	23,667
Nonperforming Financing Receivable [Member] | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	4
Nonperforming Financing Receivable [Member] | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,711
Nonperforming Financing Receivable [Member] | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	23,667
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,950
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	641
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,309
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	384
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	257
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,309
Nonperforming Financing Receivable [Member] | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,861
Nonperforming Financing Receivable [Member] | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,861
Nonperforming Financing Receivable [Member] | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	2,487
Nonperforming Financing Receivable [Member] | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	517
Nonperforming Financing Receivable [Member] | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,970
Nonperforming Financing Receivable [Member] | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	517
Nonperforming Financing Receivable [Member] | Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,970
Nonperforming Financing Receivable [Member] | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,702
Nonperforming Financing Receivable [Member] | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,702
Nonperforming Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	7
Nonperforming Financing Receivable [Member] | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	7
Nonperforming Financing Receivable [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	59
Nonperforming Financing Receivable [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	59
Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,265
Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,265
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		985,945	827,591
Loans Held-for-Investment | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		59,096	44,517
Loans Held-for-Investment | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		58,817	44,149
Loans Held-for-Investment | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		142	239
Loans Held-for-Investment | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		137	129
Loans Held-for-Investment | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,496	1,061
Loans Held-for-Investment | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,496	1,061
Loans Held-for-Investment | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		12,715	17,032
Loans Held-for-Investment | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		8,969	14,110
Loans Held-for-Investment | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,118	776
Loans Held-for-Investment | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		2,628	2,146
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		72,679	78,109
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		42,359	51,757
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		30,320	26,352
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		39,808	49,928
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Pass | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		27,806	22,247
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,730	1,206
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable			1,750
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		821	623
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		2,514	2,355
Loans Held-for-Investment | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,478	35,077
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		17,651	24,767
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		631	1,128
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		5,196	9,182
Loans Held-for-Investment | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		459,434	284,199
Loans Held-for-Investment | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		24,118	19,384
Loans Held-for-Investment | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		435,316	264,815
Loans Held-for-Investment | Real Estate Loans | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,595	18,880
Loans Held-for-Investment | Real Estate Loans | Multi Family | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		419,906	256,948
Loans Held-for-Investment | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		11,989	5,233
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		523	504
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		3,421	2,634
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		29,906	28,337
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		27,751	28,042
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		389	55
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,766	240
Loans Held-for-Investment | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		327,141	339,259
Loans Held-for-Investment | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		32,866	27,824
Loans Held-for-Investment | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		294,275	311,435
Loans Held-for-Investment | Real Estate Loans | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		30,478	24,826
Loans Held-for-Investment | Real Estate Loans | Commercial | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		216,465	248,759
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		624	1,613
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,271	12,108
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,764	1,385
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		54,539	50,568
Loans Held-for-Investment | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		40,418	60,890
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		137	129
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		137	129
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,367	1,361
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			38
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		724	100
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		643	1,223
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,338	2,383
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		766	987
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		572	1,396
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		358	364
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		408	623
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		572	1,396
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,709	5,526
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			404
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,709	5,122
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,774	4,863
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		523	504
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,251	4,359
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			1,824
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		523	504
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,251	2,535
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,766	240
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,766	240
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		32,327	46,388
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,777	29
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		30,550	46,359
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		13	29
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,896
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,764
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		28,654	46,359
Loans Held-for-Investment | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		924,460	746,903
Financing receivable, recorded investment 30 to 89 days past due		21,067	19,798
Financing receivable, recorded investment past due, total		945,527	766,701
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		58,391	43,728
Financing receivable, recorded investment 30 to 89 days past due		568	660
Financing receivable, recorded investment past due, total		58,959	44,388
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		58,391	43,728
Financing receivable, recorded investment 30 to 89 days past due		426	421
Financing receivable, recorded investment past due, total		58,817	44,149
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		142	239
Financing receivable, recorded investment past due, total		142	239
Loans Held-for-Investment | Performing Loans [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,405	959
Financing receivable, recorded investment 30 to 89 days past due		91	102
Financing receivable, recorded investment past due, total		1,496	1,061
Loans Held-for-Investment | Performing Loans [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,405	959
Financing receivable, recorded investment 30 to 89 days past due		91	102
Financing receivable, recorded investment past due, total		1,496	1,061
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		11,141	15,135
Financing receivable, recorded investment 30 to 89 days past due		207	536
Financing receivable, recorded investment past due, total		11,348	15,671
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		8,887	13,626
Financing receivable, recorded investment 30 to 89 days past due		82	446
Financing receivable, recorded investment past due, total		8,969	14,072
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		269	586
Financing receivable, recorded investment 30 to 89 days past due		125	90
Financing receivable, recorded investment past due, total		394	676
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,985	923
Financing receivable, recorded investment past due, total		1,985	923
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		69,083	73,151
Financing receivable, recorded investment 30 to 89 days past due		2,258	2,575
Financing receivable, recorded investment past due, total		71,341	75,726
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		40,523	49,013
Financing receivable, recorded investment 30 to 89 days past due		1,070	1,757
Financing receivable, recorded investment past due, total		41,593	50,770
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		28,560	24,138
Financing receivable, recorded investment 30 to 89 days past due		1,188	818
Financing receivable, recorded investment past due, total		29,748	24,956
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		39,420	48,930
Financing receivable, recorded investment 30 to 89 days past due		388	998
Financing receivable, recorded investment past due, total		39,808	49,928
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Pass | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		26,618	21,429
Financing receivable, recorded investment 30 to 89 days past due		1,188	818
Financing receivable, recorded investment past due, total		27,806	22,247
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		974	83
Financing receivable, recorded investment 30 to 89 days past due		398	759
Financing receivable, recorded investment past due, total		1,372	842
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,750
Financing receivable, recorded investment past due, total			1,750
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		129
Financing receivable, recorded investment 30 to 89 days past due		284
Financing receivable, recorded investment past due, total		413
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,942	959
Financing receivable, recorded investment past due, total		1,942	959
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		18,728	29,052
Financing receivable, recorded investment 30 to 89 days past due		3,041	499
Financing receivable, recorded investment past due, total		21,769	29,551
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		14,610	24,767
Financing receivable, recorded investment 30 to 89 days past due		3,041
Financing receivable, recorded investment past due, total		17,651	24,767
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		631	225
Financing receivable, recorded investment 30 to 89 days past due			499
Financing receivable, recorded investment past due, total		631	724
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		3,487	4,060
Financing receivable, recorded investment past due, total		3,487	4,060
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		451,192	273,142
Financing receivable, recorded investment 30 to 89 days past due		6,468	6,194
Financing receivable, recorded investment past due, total		457,660	279,336
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		23,595	18,656
Financing receivable, recorded investment 30 to 89 days past due			224
Financing receivable, recorded investment past due, total		23,595	18,880
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		427,597	254,486
Financing receivable, recorded investment 30 to 89 days past due		6,468	5,970
Financing receivable, recorded investment past due, total		434,065	260,456
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		23,595	18,656
Financing receivable, recorded investment 30 to 89 days past due			224
Financing receivable, recorded investment past due, total		23,595	18,880
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		416,453	251,129
Financing receivable, recorded investment 30 to 89 days past due		3,453	5,819
Financing receivable, recorded investment past due, total		419,906	256,948
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		10,526	3,258
Financing receivable, recorded investment 30 to 89 days past due		1,463	151
Financing receivable, recorded investment past due, total		11,989	3,409
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		618	99
Financing receivable, recorded investment 30 to 89 days past due		1,552
Financing receivable, recorded investment past due, total		2,170	99
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		28,110	27,835
Financing receivable, recorded investment 30 to 89 days past due		30	262
Financing receivable, recorded investment past due, total		28,140	28,097
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		27,721	27,780
Financing receivable, recorded investment 30 to 89 days past due		30	262
Financing receivable, recorded investment past due, total		27,751	28,042
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		389	55
Financing receivable, recorded investment past due, total		389	55
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		286,410	283,901
Financing receivable, recorded investment 30 to 89 days past due		8,404	8,970
Financing receivable, recorded investment past due, total		294,814	292,871
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		31,089	25,891
Financing receivable, recorded investment 30 to 89 days past due			1,904
Financing receivable, recorded investment past due, total		31,089	27,795
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		255,321	258,010
Financing receivable, recorded investment 30 to 89 days past due		8,404	7,066
Financing receivable, recorded investment past due, total		263,725	265,076
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		30,478	24,823
Financing receivable, recorded investment 30 to 89 days past due			3
Financing receivable, recorded investment past due, total		30,478	24,826
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		215,123	242,131
Financing receivable, recorded investment 30 to 89 days past due		1,342	6,628
Financing receivable, recorded investment past due, total		216,465	248,759
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		611	1,068
Financing receivable, recorded investment 30 to 89 days past due			516
Financing receivable, recorded investment past due, total		611	1,584
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		20,796	11,670
Financing receivable, recorded investment 30 to 89 days past due		579	438
Financing receivable, recorded investment past due, total		21,375	12,108
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due			1,385
Financing receivable, recorded investment past due, total			1,385
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		19,402	4,209
Financing receivable, recorded investment 30 to 89 days past due		6,483
Financing receivable, recorded investment past due, total		$ 25,885	$ 4,209